STATEMENTS OF OPERATIONS (USD $)	12 Months Ended	24 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Formation and operating costs	$ 798,544	$ 321,278	$ 1,119,822
Decrease (increase) in fair value of Trust Fund	13,666	(13,666)	0
Increase in fair value of warrant liability	2,087,575	105,700	2,193,275
Net loss attributable to ordinary shares not subject to possible redemption	$ (2,899,785)	$ (413,312)	$ (3,313,097)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption ( in shares)	3,155,440	1,906,195	2,324,474
Net loss per ordinary share, excluding shares subject to possible redemption (in dollars per share)	$ (0.92)	$ (0.22)	$ (1.43)